Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0001620515
Registrant Name	Princeton Everest Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES